MUTUAL FUND SERIES TRUST

Catalyst Small-Cap Insider Buying Fund Class A: CTVAX Class C: CTVCX Class I: CTVIX
Catalyst Insider Buying Fund Class A: INSAX Class C: INSCX Class I: INSIX
Catalyst MLP & Infrastructure Fund Class A: MLXAX Class C: MLXCX Class I: MLXIX
Catalyst Buyback Strategy Fund Class A: BUYAX Class C: BUYCX Class I: BUYIX
Catalyst/Groesbeck Growth of Income Fund Class A: CGGAX Class C: CGGCX Class I: CGGIX
Catalyst/MAP Global Equity Fund Class A: CAXAX Class C: CAXCX Class I: CAXIX
Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX Class I: CLTIX
Catalyst Dynamic Alpha Fund Class A: CPEAX Class C: CPECX Class I: CPEIX
Catalyst IPOX Allocation Fund Class A: OIPAX Class C: OIPCX Class I: OIPIX

(Collectively, the “Funds”)

August 28, 2018

The information in this Supplement amends certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2017, and should be read in conjunction with such SAI.

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Effective August 29, 2018, the Funds’ custodian is U.S. Bank National Association. Accordingly, the section of the Funds’ SAI entitled “CUSTODIAN” is hereby replaced with the following:

“Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, the Custodian serves as the custodian of the Funds. The Custodian has custody of all securities and cash of the Funds. The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2017, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.